UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1.	Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

December 31, 2013

Gateway Fund

Portfolio Review page 1

Portfolio of Investments page 7

Financial Statements page  17

Notes to Financial Statements page 23

Barron’s/Lipper 2013 one-year fund family ranking based on 64 qualifying U.S. fund companies. Each fund family must have at least three funds in Lipper’s general U.S.-stock category, one world (global and international), one mixed-asset/balanced (stocks and bonds), two taxable bond and one tax-exempt bond fund. Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

GATEWAY FUND

Managers	Symbols
Michael T. Buckius, CFA	Class A GATEX
Paul R. Stewart, CFA	Class C GTECX
Kenneth H. Toft, CFA	Class Y GTEYX
Gateway Investment Advisers, LLC

Objective

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Market Conditions

As the U. S. economy continued its grinding recovery, the S&P 500® Index posted its best annual return since 1995, returning 32.39% in 2013. Fiscal policy concerns regarding across-the-board spending cuts, budget debates and debt-ceiling extensions were offset by monetary accommodation. For the year, the equity market shrugged off the fiscal effects of a government-spending sequester at the beginning of the year and another Congressional budget/debt-ceiling showdown that led to a government shutdown in October. Throughout the year, attention remained focused on the Federal Reserve’s (the Fed’s) monthly bond-buying program, and much of the equity market’s anxiety centered around whether the Fed would “taper” the amount of its purchases, and whether the successor to Chairman Bernanke would take as accommodative a stance toward monetary policy in the future. On both fronts, equity markets were calmed by the announcement in December of a modest reduction in the bond-buying program and the nomination of Vice Chairman Janet Yellen to replace Chairman Bernanke. Most important, perhaps, job growth and the housing market continued to recover, and the automobile industry posted a strong year. Based on the announcement of a bi-partisan fiscal agreement to avoid a further sequester and the Fed news, the S&P 500® Index ended the year as strongly as it began, returning more than 10% in both the first and fourth quarters.

Volatility was low in the equity and equity index option markets. For the year, the S&P 500® Index showed a standard deviation of 11.07%, less than its historical average from 1988 through 2013 of 14.62%. Not surprisingly, equity index option market volatility for 2013 at 14.78, as measured by the Chicago Board Options Exchange Volatility Index (the “VIX”), was also lower than its historical average of 20.20 calculated from its inception in 1990. The lower volatility for the cash equity market and ample liquidity conspired to dampen the VIX. Note, however, that the implied volatility of 14.78 expressed in option prices should, in some theoretical sense, be comparable to the realized volatility of 11.07% in corresponding equity markets. However, they were not equal: the excess of implied over realized volatility aided the good performance relative to the risk exposure encountered for volatility-based strategies, such as those employed by the fund.

The strength in equities was to the detriment of the fixed-income market, as bond investors began to discount bond prices to reflect eventual reductions in the bond-buying program.

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For the year, the closely watched five-year and ten-year Treasury rates rose 102 basis points and 127 basis points, respectively. (A basis point is one hundredth of one percent.) The associated price declines overwhelmed meager coupon yields, causing the Barclays U. S. Aggregate Bond Index to decline 2.02% in 2013, the first such decline since 1999.

Performance Results

For the 12 months ended December 31, 2013, Class A shares of Gateway Fund returned 8.39%. The S&P 500® Index returned 32.39%.

Explanation of Performance

Gateway Fund seeks to generate returns by selling at-the-money index call options, which substitute a less variable option premium for market price appreciation, and uses some of the cash flow to mitigate price declines in the portfolio by purchasing out-of-the-money index put options. The fund’s return during 2013 was aided by the overall positive trend in the equity market, which permitted it to consistently earn option premiums, despite written call options generating intrinsic losses due to their becoming in-the-money through market rallies. Evidence of that occurred during the two strong quarters for the S&P 500® Index, the first and fourth quarters.

Call option premiums were subdued throughout the year, as evidenced by below-normal levels of the VIX, although market rallies provided an orderly environment to accrue the premium income. Often, however, that income was less than the market appreciation in the associated S&P 500® Index, thus the more limited upside associated with call writing, in addition to premium dollars spent on puts, generally added to the costs of hedging during these periods. Exceptions did occur, as evidenced by the performance in the month of August when option transactions added to returns.

More important for shareholders, the measured risk of the fund, following its risk-first approach, was relatively low as its standard deviation for 2013 was 4.13%, versus 11.07% for the S&P 500® Index. The fund also benefited investors who were attracted to its low-risk style in that it was not adversely affected by rising interest rates, which affected other low-risk assets that rely on fixed-income to dampen volatility. However, persistently low levels of short-term interest rates, as well as ample Fed liquidity, dampened index option premiums, which are a primary driver of the fund’s return.

Outlook

Several concerns continue to dominate our outlook for the economy. First, the extent of the market rally, which has advanced on the strength of a weak economic recovery, may be challenged to generate earnings growth to support current market valuations, especially with consumer-dependent industries lacking wage growth support and financials coping with weak loan demand. Second, while Asia continues to supply impressive growth, especially in China, the lack of transparency and credit soundness are on-going concerns, as are questions regarding Japan’s attempt to re-inflate its economy. Third, the reduction of global liquidity creates uncertainty over the ability of the global economy to adjust and sustain its grinding recovery. Fourth, the impact of rising interest rates and the lack of meaningful

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returns on low-risk assets increase the demand for riskier assets, potentially bidding them well above their risk-adjusted values.

These concerns, combined with the potential for a continuation of rising interest rates and further reductions in Fed liquidity support, have the potential to increase volatility and, thus, premiums on index options. In light of these factors, our investment management team continues to maintain a market agnostic posture, seeking to benefit from market volatility through the sale of index call options, while seeking to use index put options efficiently to mitigate downside risk. As investors become more sensitive to the rewards of risk management and wary of the ability of most fixed-income-oriented approaches to accomplish it, we believe they may develop a greater appreciation for the way in which the fund’s low volatility profile aligns with their long-term objectives.

Growth of $10,000 Investment in Class A Shares1,5

December 31, 2003 through December 31, 2013

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Average Annual Total Returns — December 31, 20135

	1 Year	5 Years	10 Years

Class A (Inception 12/07/1977)[1]
NAV	8.39%	5.44%	4.09%
With 5.75% Maximum Sales Charge	2.17	4.20	3.48

Class C (Inception 2/19/2008)[1]
NAV	7.58	4.65	3.30
With CDSC[2]	6.58	4.65	3.30

Class Y (Inception 2/19/2008)[1]
NAV	8.65	5.70	4.23

Comparative Performance
S&P 500® Index[3]	32.39	17.94	7.41
Barclays U.S. Aggregate Bond Index[4]	-2.02	4.44	4.55

Past performance does not guarantee future results. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	As of the close of business on February 15 , 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust. The Fund is the successor to the Predecessor Fund. Prior to 2/15/08 performance of Class A shares is that of the predecessor fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the predecessor fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the predecessor fund.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2013 through December 31, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 7/1/2013	ENDING ACCOUNT VALUE 12/31/2013	EXPENSES PAID DURING PERIOD* 7/1/2013 – 12/31/2013
Class A
Actual	$1,000.00	$1,046.20	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79
Class C
Actual	$1,000.00	$1,042.30	$8.75
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64
Class Y
Actual	$1,000.00	$1,047.50	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of December 31, 2013

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 100.3% of Net Assets
	Aerospace & Defense — 2.8%
530,563	Boeing Co. (The)(b)	$72,416,544
679,251	Honeywell International, Inc.(b)	62,063,164
334,122	Raytheon Co.(b)	30,304,865
572,828	United Technologies Corp.(b)	65,187,827

		229,972,400

	Air Freight & Logistics — 0.9%
667,100	United Parcel Service, Inc., Class B(b)	70,098,868

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(b)	3,905,346

	Automobiles — 0.3%
1,470,521	Ford Motor Co.(b)	22,690,139

	Beverages — 2.2%
2,176,600	Coca-Cola Co. (The)(b)	89,915,346
117,699	Monster Beverage Corp.(b)(c)	7,976,461
982,997	PepsiCo, Inc.(b)	81,529,771

		179,421,578

	Biotechnology — 2.7%
570,801	Amgen, Inc.(b)	65,162,642
147,971	Biogen Idec, Inc.(b)(c)	41,394,887
170,000	Celgene Corp.(b)(c)	28,723,200
974,698	Gilead Sciences, Inc.(b)(c)	73,248,555
38,000	Regeneron Pharmaceuticals, Inc.(b)(c)	10,459,120
55,200	Vertex Pharmaceuticals, Inc.(b)(c)	4,101,360

		223,089,764

	Capital Markets — 2.4%
11,536	Affiliated Managers Group, Inc.(b)(c)	2,501,928
1,664,292	Charles Schwab Corp. (The)(b)	43,271,592
358,564	Eaton Vance Corp.(b)	15,342,953
303,216	Goldman Sachs Group, Inc. (The)(b)	53,748,068
498,077	Legg Mason, Inc.(b)	21,656,388
923,144	Morgan Stanley(b)	28,949,796
393,287	TD Ameritrade Holding Corp.(b)	12,050,314
239,841	Waddell & Reed Financial, Inc., Class A(b)	15,618,446

		193,139,485

	Chemicals — 2.3%
915,637	Dow Chemical Co. (The)(b)	40,654,283
584,530	E.I. du Pont de Nemours & Co.(b)	37,976,914
295,691	Eastman Chemical Co.(b)	23,862,264
347,031	LyondellBasell Industries NV, Class A(b)	27,859,649
284,575	Monsanto Co.(b)	33,167,216
369,523	Olin Corp.(b)	10,660,738
96,278	Potash Corp. of Saskatchewan, Inc.(b)	3,173,323
321,996	RPM International, Inc.(b)	13,366,054

		190,720,441

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Shares	Description	Value (†)
	Commercial Banks — 2.2%
169,647	Associated Banc-Corp(b)	$2,951,858
130,602	FirstMerit Corp.(b)	2,903,282
175,126	Old National Bancorp(b)	2,691,687
1,094,259	US Bancorp(b)	44,208,064
2,842,764	Wells Fargo & Co.(b)	129,061,485

		181,816,376

	Commercial Services & Supplies — 0.6%
230,985	ADT Corp. (The)(b)	9,347,963
380,502	R.R. Donnelley & Sons Co.(b)	7,716,581
355,932	Tyco International Ltd.(b)	14,607,449
471,332	Waste Management, Inc.(b)	21,148,667

		52,820,660

	Communications Equipment — 1.6%
2,721,096	Cisco Systems, Inc.(b)	61,088,605
238,994	Motorola Solutions, Inc.(b)	16,132,095
611,389	QUALCOMM, Inc.(b)	45,395,633
380,800	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	4,660,992

		127,277,325

	Computers & Peripherals — 3.9%
453,961	Apple, Inc.(b)	254,722,057
1,047,106	EMC Corp.(b)	26,334,716
1,027,923	Hewlett-Packard Co.(b)	28,761,285
220,600	Seagate Technology PLC(b)	12,388,896

		322,206,954

	Consumer Finance — 1.0%
571,995	American Express Co.(b)	51,897,106
476,581	Discover Financial Services(b)	26,664,707

		78,561,813

	Containers & Packaging — 0.4%
255,855	Avery Dennison Corp.(b)	12,841,363
477,338	MeadWestvaco Corp.(b)	17,628,092
116,207	Sonoco Products Co.(b)	4,848,156

		35,317,611

	Distributors — 0.3%
291,718	Genuine Parts Co.(b)	24,268,020

	Diversified Financial Services — 5.1%
4,288,173	Bank of America Corp.(b)	66,766,854
804,194	Berkshire Hathaway, Inc., Class B(b)(c)	95,345,241
1,737,840	Citigroup, Inc.(b)	90,558,842
328,860	CME Group, Inc., Class A(b)	25,802,355
38,263	IntercontinentalExchange Group, Inc.(b)	8,606,114
2,299,377	JPMorgan Chase & Co.(b)	134,467,567

		421,546,973

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Shares	Description	Value (†)
	Diversified Telecommunication Services — 2.4%
3,143,861	AT&T, Inc.(b)	$110,538,153
689,306	Frontier Communications Corp.(b)	3,205,273
1,692,172	Verizon Communications, Inc.(b)	83,153,332

		196,896,758

	Electric Utilities — 1.1%
924,053	Duke Energy Corp.(b)	63,768,897
78,779	Hawaiian Electric Industries, Inc.	2,052,981
327,410	OGE Energy Corp.(b)	11,099,199
714,976	Pepco Holdings, Inc.(b)	13,677,491

		90,598,568

	Electrical Equipment — 1.2%
560,318	Eaton Corp. PLC(b)	42,651,406
627,717	Emerson Electric Co.(b)	44,053,179
103,018	Hubbell, Inc., Class B(b)	11,218,660

		97,923,245

	Electronic Equipment, Instruments & Components — 0.4%
1,022,475	Corning, Inc.(b)	18,220,504
271,907	TE Connectivity Ltd.(b)	14,984,795

		33,205,299

	Energy Equipment & Services — 2.3%
381,784	Baker Hughes, Inc.(b)	21,097,384
59,772	CARBO Ceramics, Inc.(b)	6,965,231
140,594	Diamond Offshore Drilling, Inc.(b)	8,002,611
842,919	Halliburton Co.(b)	42,778,139
535,148	Patterson-UTI Energy, Inc.(b)	13,549,947
906,399	Schlumberger Ltd.(b)	81,675,614
77,110	Seadrill Ltd.	3,167,679
125,788	Tidewater, Inc.(b)	7,455,455

		184,692,060

	Food & Staples Retailing — 2.0%
865,302	CVS Caremark Corp.(b)	61,929,664
958,344	Wal-Mart Stores, Inc.(b)	75,412,089
400,000	Walgreen Co.(b)	22,976,000

		160,317,753

	Food Products — 1.4%
923,763	ConAgra Foods, Inc.(b)	31,130,813
534,694	Kraft Foods Group, Inc.(b)	28,830,700
1,618,653	Mondelez International, Inc., Class A(b)	57,138,451

		117,099,964

	Gas Utilities — 0.6%
71,995	AGL Resources, Inc.(b)	3,400,324
190,728	National Fuel Gas Co.(b)	13,617,979
444,276	Oneok, Inc.(b)	27,625,082
132,988	WGL Holdings, Inc.(b)	5,327,499

		49,970,884

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 2.0%
1,200,093	Abbott Laboratories(b)	$45,999,565
500,861	Baxter International, Inc.(b)	34,834,882
1,386,881	Boston Scientific Corp.(b)(c)	16,670,310
291,091	Covidien PLC(b)	19,823,297
21,324	Intuitive Surgical, Inc.(b)(c)	8,190,122
736,277	Medtronic, Inc.(b)	42,254,937

		167,773,113

	Health Care Providers & Services — 1.8%
566,103	Aetna, Inc.(b)	38,829,005
394,525	Express Scripts Holding Co.(b)(c)	27,711,436
134,644	HCA Holdings, Inc.(b)(c)	6,423,865
633,495	UnitedHealth Group, Inc.(b)	47,702,173
149,076	Universal Health Services, Inc., Class B(b)	12,113,916
183,409	WellPoint, Inc.(b)	16,945,158

		149,725,553

	Hotels, Restaurants & Leisure — 1.8%
568,213	International Game Technology(b)	10,318,748
221,754	Las Vegas Sands Corp.(b)	17,489,738
793,594	McDonald’s Corp.(b)	77,002,426
306,876	Melco Crown Entertainment Ltd., Sponsored ADR(b)(c)	12,035,677
390,700	MGM Resorts International(b)(c)	9,189,264
56,179	Tim Hortons, Inc.(b)	3,279,730
221,449	Wendy’s Co. (The)(b)	1,931,035
94,720	Wynn Resorts Ltd.(b)	18,395,571

		149,642,189

	Household Durables — 1.0%
517,086	Leggett & Platt, Inc.(b)	15,998,641
580,545	Newell Rubbermaid, Inc.(b)	18,815,464
462,035	Toll Brothers, Inc.(b)(c)	17,095,295
165,414	Tupperware Brands Corp.(b)	15,636,585
101,857	Whirlpool Corp.(b)	15,977,289

		83,523,274

	Household Products — 2.2%
556,580	Colgate-Palmolive Co.(b)	36,294,582
296,075	Kimberly-Clark Corp.(b)	30,927,995
1,386,403	Procter & Gamble Co. (The)(b)	112,867,068

		180,089,645

	Industrial Conglomerates — 2.6%
380,643	3M Co.(b)	53,385,181
5,612,749	General Electric Co.(b)	157,325,354

		210,710,535

	Insurance — 3.0%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR	527,609
261,560	Aflac, Inc.(b)	17,472,208
541,612	Allstate Corp. (The)(b)	29,539,519

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
883,208	American International Group, Inc.(b)	$45,087,769
169,698	Aon PLC(b)	14,235,965
295,389	Arthur J. Gallagher & Co.(b)	13,862,606
351,387	Fidelity National Financial, Inc., Class A(b)	11,402,508
425,066	Lincoln National Corp.(b)	21,941,907
586,525	Marsh & McLennan Cos., Inc.(b)	28,364,349
92,225	Mercury General Corp.(b)	4,584,505
484,934	Old Republic International Corp.(b)	8,374,810
262,874	Principal Financial Group, Inc.(b)	12,962,317
271,791	Travelers Cos., Inc. (The)(b)	24,607,957
420,636	XL Group PLC(b)	13,393,050

		246,357,079

	Internet & Catalog Retail — 1.2%
231,351	Amazon.com, Inc.(b)(c)	92,260,465
26,250	Netflix, Inc.(b)(c)	9,664,463

		101,924,928

	Internet Software & Services — 2.9%
207,722	Akamai Technologies, Inc.(b)(c)	9,800,324
61,952	Baidu, Inc., Sponsored ADR(b)(c)	11,020,022
744,140	eBay, Inc.(b)(c)	40,845,845
135,980	Google, Inc., Class A(b)(c)	152,394,146
44,400	LinkedIn Corp., Class A(b)(c)	9,627,252
236,066	VeriSign, Inc.(b)(c)	14,112,025

		237,799,614

	IT Services — 3.9%
654,461	Automatic Data Processing, Inc.(b)	52,886,993
159,578	Broadridge Financial Solutions, Inc.(b)	6,306,522
250,920	Cognizant Technology Solutions Corp., Class A(b)(c)	25,337,902
351,538	Fidelity National Information Services, Inc.(b)	18,870,560
518,674	International Business Machines Corp.(b)	97,287,682
824,256	Paychex, Inc.(b)	37,528,376
309,212	Visa, Inc., Class A(b)	68,855,328
759,391	Western Union Co.(b)	13,099,495

		320,172,858

	Leisure Equipment & Products — 0.4%
698,387	Mattel, Inc.(b)	33,229,253

	Machinery — 2.5%
371,269	Caterpillar, Inc.(b)	33,714,938
254,563	Cummins, Inc.(b)	35,885,746
253,380	Deere & Co.(b)	23,141,195
241,235	Parker Hannifin Corp.(b)	31,032,470
212,982	Pentair Ltd. (Registered)(b)	16,542,312
109,186	Snap-on, Inc.(b)	11,958,051
175,366	SPX Corp.(b)	17,468,207
265,495	Stanley Black & Decker, Inc.(b)	21,422,792
194,217	Timken Co. (The)(b)	10,695,530

		201,861,241

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Shares	Description	Value (†)
	Media — 3.9%
1,000,000	Comcast Corp., Class A(b)	$51,965,000
73,853	Liberty Global PLC, Class A(c)	6,572,179
40,851	Liberty Global PLC, Series C(b)(c)	3,444,556
243,853	News Corp., Class B(b)(c)	4,347,899
369,130	Omnicom Group, Inc.(b)	27,452,198
2,399,600	Sirius XM Holdings, Inc.(b)(c)	8,374,604
301,151	Time Warner Cable, Inc.(b)	40,805,961
799,457	Time Warner, Inc.(b)	55,738,142
975,412	Twenty-First Century Fox, Inc., Class B(b)	33,749,255
1,147,295	Walt Disney Co. (The)(b)	87,653,338

		320,103,132

	Metals & Mining — 1.1%
794,380	Alcoa, Inc.(b)	8,444,259
869,996	Freeport-McMoRan Copper & Gold, Inc.(b)	32,833,649
229,096	Gerdau S.A., Sponsored ADR(b)	1,796,113
389,871	Nucor Corp.(b)	20,811,314
262,900	Silver Wheaton Corp.(b)	5,307,951
205,799	Southern Copper Corp.(b)	5,908,489
499,488	Steel Dynamics, Inc.(b)	9,759,996
117,586	Worthington Industries, Inc.(b)	4,948,019

		89,809,790

	Multi Utilities — 1.4%
637,824	Ameren Corp.(b)	23,063,716
588,930	CenterPoint Energy, Inc.(b)	13,651,397
632,703	Consolidated Edison, Inc.(b)	34,975,822
217,913	Integrys Energy Group, Inc.(b)	11,856,646
883,511	Public Service Enterprise Group, Inc.(b)	28,307,693

		111,855,274

	Multiline Retail — 0.9%
177,633	J.C. Penney Co., Inc.(b)(c)	1,625,342
447,978	Macy’s, Inc.(b)	23,922,025
279,529	Nordstrom, Inc.(b)	17,274,892
58,617	Sears Holdings Corp.(c)	2,874,578
427,338	Target Corp.(b)	27,037,675

		72,734,512

	Oil, Gas & Consumable Fuels — 7.7%
735,473	Chesapeake Energy Corp.(b)	19,960,737
1,099,757	Chevron Corp.(b)	137,370,647
48,894	CNOOC Ltd., Sponsored ADR(b)	9,175,448
1,160,276	ConocoPhillips(b)	81,973,499
491,423	CONSOL Energy, Inc.(b)	18,693,731
2,282,134	ExxonMobil Corp.(b)	230,951,961
84,867	HollyFrontier Corp.(b)	4,217,041
640,881	Occidental Petroleum Corp.(b)	60,947,783
514,037	Phillips 66(b)	39,647,674
627,526	Southwestern Energy Co.(b)(c)	24,680,598

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
124,543	Statoil ASA, Sponsored ADR(b)	$3,005,223
80,048	Total S.A., Sponsored ADR(b)	4,904,541

		635,528,883

	Personal Products — 0.2%
539,677	Avon Products, Inc.(b)	9,293,238
83,600	Herbalife Ltd.(b)	6,579,320

		15,872,558

	Pharmaceuticals — 6.1%
1,169,288	AbbVie, Inc.(b)	61,750,099
1,080,611	Bristol-Myers Squibb Co.(b)	57,434,475
656,021	Eli Lilly & Co.(b)	33,457,071
176,021	GlaxoSmithKline PLC, Sponsored ADR(b)	9,397,761
1,455,345	Johnson & Johnson(b)	133,295,049
36,386	Mallinckrodt PLC(b)(c)	1,901,532
1,739,448	Merck & Co., Inc.(b)	87,059,373
3,877,632	Pfizer, Inc.(b)	118,771,868

		503,067,228

	Professional Services — 0.1%
72,152	Dun & Bradstreet Corp.(b)	8,856,658

	REITs – Diversified — 0.4%
1,114,247	Duke Realty Corp.(b)	16,758,275
528,528	Liberty Property Trust(b)	17,901,243

		34,659,518

	REITs – Healthcare — 0.5%
122,701	Healthcare Realty Trust, Inc.(b)	2,614,758
480,157	Senior Housing Properties Trust(b)	10,673,890
510,185	Ventas, Inc.(b)	29,223,397

		42,512,045

	REITs – Mortgage — 0.5%
1,146,747	American Capital Agency Corp.(b)	22,120,750
1,816,275	Annaly Capital Management, Inc.(b)	18,108,262
248,413	Hatteras Financial Corp.(b)	4,059,068

		44,288,080

	REITs – Office Property — 0.1%
425,213	Mack-Cali Realty Corp.(b)	9,133,575

	Road & Rail — 0.7%
1,358,144	CSX Corp.(b)	39,073,803
499,500	Hertz Global Holdings, Inc.(b)(c)	14,295,690

		53,369,493

	Semiconductors & Semiconductor Equipment — 2.5%
726,190	Advanced Micro Devices, Inc.(b)(c)	2,810,355
337,629	Altera Corp.(b)	10,983,071
350,716	Analog Devices, Inc.(b)	17,861,966

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
1,189,578	Applied Materials, Inc.(b)	$21,043,635
66,882	First Solar, Inc.(b)(c)	3,654,433
2,913,430	Intel Corp.(b)	75,632,643
308,428	Linear Technology Corp.(b)	14,048,895
380,751	Microchip Technology, Inc.(b)	17,038,607
466,539	NVIDIA Corp.(b)	7,473,955
210,422	Skyworks Solutions, Inc.(b)(c)	6,009,652
410,124	Texas Instruments, Inc.(b)	18,008,545
303,462	Xilinx, Inc.(b)	13,934,975

		208,500,732

	Software — 3.8%
580,969	Activision Blizzard, Inc.(b)	10,358,677
464,134	Adobe Systems, Inc.(b)(c)	27,792,344
323,697	Autodesk, Inc.(b)(c)	16,291,670
4,344,330	Microsoft Corp.(b)	162,608,272
174,900	Nuance Communications, Inc.(b)(c)	2,658,480
1,856,599	Oracle Corp.(b)	71,033,478
567,178	Symantec Corp.(b)	13,374,057
230,100	TIBCO Software, Inc.(b)(c)	5,172,648

		309,289,626

	Specialty Retail — 2.8%
128,074	Abercrombie & Fitch Co., Class A(b)	4,214,915
402,503	American Eagle Outfitters, Inc.(b)	5,796,043
3,569	AutoZone, Inc.(b)(c)	1,705,768
230,924	Best Buy Co., Inc.(b)	9,209,249
218,515	Foot Locker, Inc.(b)	9,055,262
463,382	Gap, Inc. (The)(b)	18,108,969
901,523	Home Depot, Inc. (The)(b)	74,231,404
381,554	L Brands, Inc.(b)	23,599,115
959,322	Lowe’s Cos., Inc.(b)	47,534,405
208,195	Tiffany & Co.(b)	19,316,332
232,844	TJX Cos., Inc. (The)(b)	14,839,148

		227,610,610

	Thrifts & Mortgage Finance — 0.2%
929,316	New York Community Bancorp, Inc.(b)	15,658,975

	Tobacco — 1.8%
1,382,743	Altria Group, Inc.(b)	53,083,504
849,439	Philip Morris International, Inc.(b)	74,011,620
380,511	Reynolds American, Inc.(b)	19,021,745
167,522	Vector Group Ltd.(b)	2,742,335

		148,859,204

	Trading Companies & Distributors — 0.1%
124,960	GATX Corp.(b)	6,519,163

	Total Common Stocks (Identified Cost $4,901,528,795)	8,228,596,622

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

Contracts	Description	Value (†)
Purchased Options — 0.2%
	Index Options — 0.2%
16,896	On S&P 500® Index, Put expiring January 18, 2014 at 1625	$1,520,640
8,428	On S&P 500® Index, Put expiring January 18, 2014 at 1650	884,940
5,988	On S&P 500® Index, Put expiring February 22, 2014 at 1600	1,586,820
5,988	On S&P 500® Index, Put expiring February 22, 2014 at 1650	2,305,380
6,866	On S&P 500® Index, Put expiring March 22, 2014 at 1675	6,419,710

	Total Purchased Options (Identified Cost $37,147,545)	12,717,490

Principal Amount
Short-Term Investments — 2.0%
$164,566,657	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $164,566,657 on 1/02/2014 collateralized by $1,425,000 Federal National Mortgage Association, Zero Coupon due 6/01/2017 valued at $1,371,563; $130,350,000 Federal National Mortgage Association, 1.125% due 4/27/2017 valued at $131,001,750; $4,435,000 U.S. Treasury Note, 3.125% due 1/31/2017 valued at $4,799,925; $31,075,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $30,687,992 including accrued interest (Note 2 of Notes to Financial Statements)
	(Identified Cost $164,566,657)	164,566,657

	Total Investments — 102.5% (Identified Cost $5,103,242,997)(a)	8,405,880,769
	Other assets less liabilities — (2.5)%	(202,624,817)

	Net Assets — 100.0%	$8,203,255,952

Contracts
Written Options — (3.0%)
	Index Options — (3.0%)
4,895	On S&P 500® Index, Call expiring January 03, 2014 at 1780	$(34,999,250)
4,972	On S&P 500® Index, Call expiring January 10, 2014 at 1810	(22,001,100)
5,118	On S&P 500® Index, Call expiring January 18, 2014 at 1775	(38,257,050)
4,169	On S&P 500® Index, Call expiring January 18, 2014 at 1790	(25,410,055)
4,973	On S&P 500® Index, Call expiring January 18, 2014 at 1800	(25,884,465)
5,149	On S&P 500® Index, Call expiring January 18, 2014 at 1810	(22,372,405)
5,353	On S&P 500® Index, Call expiring February 22, 2014 at 1800	(32,947,715)
4,169	On S&P 500® Index, Call expiring February 22, 2014 at 1810	(22,575,135)
5,368	On S&P 500® Index, Call expiring February 22, 2014 at 1840	(18,331,720)

	Total Written Options (Premiums Received $123,112,605)	$(242,778,895)

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of December 31, 2013

Gateway Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At December 31, 2013, the net unrealized appreciation on investments based on a cost of $5,097,449,434 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,391,767,904
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(83,336,569)

	Net unrealized appreciation	$3,308,431,335

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at December 31, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	7.7%
Pharmaceuticals	6.1
Diversified Financial Services	5.1
Computers & Peripherals	3.9
IT Services	3.9
Media	3.9
Software	3.8
Insurance	3.0
Internet Software & Services	2.9
Aerospace & Defense	2.8
Specialty Retail	2.8
Biotechnology	2.7
Industrial Conglomerates	2.6
Semiconductors & Semiconductor Equipment	2.5
Machinery	2.5
Diversified Telecommunication Services	2.4
Capital Markets	2.4
Chemicals	2.3
Energy Equipment & Services	2.3
Commercial Banks	2.2
Household Products	2.2
Beverages	2.2
Health Care Equipment & Supplies	2.0
Food & Staples Retailing	2.0
Other Investments, less than 2% each	24.3
Short-Term Investments	2.0

Total Investments	102.5
Other assets less liabilities (including open written options)	(2.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  16

Statement of Assets and Liabilities

December 31, 2013

ASSETS
Investments at cost	$5,103,242,997
Net unrealized appreciation	3,302,637,772

Investments at value	8,405,880,769
Receivable for Fund shares sold	48,609,860
Receivable for securities sold	14,009,992
Dividends receivable	13,700,474
Tax reclaims receivable	15,746

TOTAL ASSETS	8,482,216,841

LIABILITIES
Options written, at value (premiums received $123,112,605) (Note 2)	242,778,895
Payable for securities purchased	18,716,198
Payable for Fund shares redeemed	12,292,278
Management fees payable (Note 6)	3,580,936
Deferred Trustees’ fees (Note 6)	317,221
Administrative fees payable (Note 6)	302,359
Payable to distributor (Note 6d)	47,644
Other accounts payable and accrued expenses	925,358

TOTAL LIABILITIES	278,960,889

NET ASSETS	$8,203,255,952

NET ASSETS CONSIST OF:
Paid-in capital	$7,300,970,263
Undistributed net investment income	7,550,491
Accumulated net realized loss on investments, options written and foreign currency transactions	(2,288,236,284)
Net unrealized appreciation on investments and options written	3,182,971,482

NET ASSETS	$8,203,255,952

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,351,787,961

Shares of beneficial interest	81,108,052

Net asset value and redemption price per share	$29.00

Offering price per share (100/94.25 of net asset value) (Note 1)	$30.77

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$331,464,508

Shares of beneficial interest	11,470,367

Net asset value and offering price per share	$28.90

Class Y shares:
Net assets	$5,520,003,483

Shares of beneficial interest	190,428,832

Net asset value, offering and redemption price per share	$28.99

See accompanying notes to financial statements.

17  |

Statement of Operations

For the Year Ended December 31, 2013

INVESTMENT INCOME
Dividends	$190,758,671
Interest	8,285
Less net foreign taxes withheld	(151,480)

190,615,476

Expenses
Management fees (Note 6)	48,975,670
Service and distribution fees (Note 6)	8,508,690
Administrative fees (Note 6)	3,419,322
Trustees’ fees and expenses (Note 6)	196,352
Transfer agent fees and expenses (Note 6)	6,139,241
Audit and tax services fees	67,964
Custodian fees and expenses	192,081
Legal fees	103,216
Registration fees	412,161
Shareholder reporting expenses	590,514
Miscellaneous expenses	190,087

Total expenses	68,795,298
Less waiver and/or expense reimbursement (Note 6)	(6,282,956)

Net expenses	62,512,342

Net investment income	128,103,134

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	428,842,090
Options written	(1,008,984,683)
Foreign currency transactions	(284)
Net change in unrealized appreciation (depreciation) on:
Investments	1,181,809,512
Options written	(107,085,599)

Net realized and unrealized gain on investments, options written and foreign currency transactions	494,581,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$622,684,170

See accompanying notes to financial statements.

|  18

Statement of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$128,103,134	$117,839,634
Net realized loss on investments, options written and foreign currency transactions	(580,142,877)	(304,620,036)
Net change in unrealized appreciation (depreciation) on investments and options written	1,074,723,913	447,260,466

Net increase in net assets resulting from operations	622,684,170	260,480,064

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(29,673,542)	(36,785,899)
Class C	(1,877,783)	(2,755,870)
Class Y	(84,652,953)	(77,262,794)

Total distributions	(116,204,278)	(116,804,563)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	689,098,852	1,481,678,768

Net increase in net assets	1,195,578,744	1,625,354,269
NET ASSETS
Beginning of the year	7,007,677,208	5,382,322,939

End of the year	$8,203,255,952	$7,007,677,208

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$7,550,491	$(230,433)

See accompanying notes to financial statements.

19  |

This Page Intentionally Left Blank

|  20

Financial Highlights

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
12/31/2013	$27.13	$0.43	$1.82	$2.25	$(0.38)	$—	$(0.38)
12/31/2012	26.40	0.48	0.72	1.20	(0.47)	—	(0.47)
12/31/2011	26.06	0.44	0.33	0.77	(0.43)	—	(0.43)
12/31/2010	25.25	0.40	0.81	1.21	(0.40)	—	(0.40)
12/31/2009	24.17	0.49	1.06	1.55	(0.47)	—	(0.47)
Class C
12/31/2013	27.04	0.21	1.82	2.03	(0.17)	—	(0.17)
12/31/2012	26.32	0.28	0.71	0.99	(0.27)	—	(0.27)
12/31/2011	25.98	0.24	0.33	0.57	(0.23)	—	(0.23)
12/31/2010	25.18	0.21	0.80	1.01	(0.21)	—	(0.21)
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	—	(0.30)
Class Y
12/31/2013	27.12	0.50	1.82	2.32	(0.45)	—	(0.45)
12/31/2012	26.39	0.56	0.70	1.26	(0.53)	—	(0.53)
12/31/2011	26.06	0.50	0.32	0.82	(0.49)	—	(0.49)
12/31/2010	25.24	0.47	0.81	1.28	(0.46)	—	(0.46)
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	—	(0.53)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

21  |

			Ratio to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (e)	Net investment income (%) (e)	Portfolio turnover rate (%)

$29.00	8.39	$2,351,788	0.94	1.03	1.51	10
27.13	4.51	2,066,522	0.94	1.03	1.79	8
26.40	2.99	2,208,167	0.94	1.04	1.67	3
26.06	4.83	2,403,629	0.94	1.05	1.59	7
25.25	6.57	2,784,865	0.94	1.05	2.05	11

28.90	7.58	331,465	1.70	1.78	0.75	10
27.04	3.71	286,602	1.70	1.78	1.04	8
26.32	2.21	258,509	1.70	1.79	0.91	3
25.98	4.03	273,779	1.70	1.80	0.84	7
25.18	5.78	238,997	1.70	1.80	1.24	11

28.99	8.65	5,520,003	0.70	0.78	1.76	10
27.12	4.76	4,654,553	0.70	0.78	2.08	8
26.39	3.20	2,915,647	0.70	0.79	1.92	3
26.06	5.13	2,520,386	0.70	0.80	1.86	7
25.24	6.83	1,659,385	0.70	0.78	2.25	11

See accompanying notes to financial statements.

|  22

Notes to Financial Statements

December 31, 2013

1.  Organization.  Gateway Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Gateway Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the Adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded

23  |

Notes to Financial Statements (continued)

December 31, 2013

most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (CBOE). Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the NYSE are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values, published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of December 31, 2013, purchased options were fair valued at $12,717,490 and written options were fair valued at ($242,778,895) using the closing rotation values, published by the CBOE.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date basis for daily net asset value calculation. Dividend

|  24

Notes to Financial Statements (continued)

December 31, 2013

income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and

25  |

Notes to Financial Statements (continued)

December 31, 2013

any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of December 31, 2013 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

|  26

Notes to Financial Statements (continued)

December 31, 2013

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustee’s fees, return of capital distributions received and option contract mark to market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2013 and 2012 was as follows:

2013 Distributions Paid From:			2012 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$116,204,278	$—	$116,204,278	$116,804,563	$—	$116,804,563

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$7,867,712
Undistributed long-term capital gains	—

Total undistributed earnings	7,867,712

Capital loss carryforward:
Short-term:
Expires
December 31, 2014	(75,883,641)
December 31, 2017	(1,005,056,628)
December 31, 2018	(393,591,402)
No expiration date	(740,452,013)
Long-term:
No expiration date	(223,142,508)

Total capital loss carryforward	(2,438,126,192)
Unrealized appreciation	3,332,861,390

Total accumulated earnings	$902,602,910

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act) allows capital loss

27  |

Notes to Financial Statements (continued)

December 31, 2013

carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own

|  28

Notes to Financial Statements (continued)

December 31, 2013

assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,228,596,622	$—	$—	$8,228,596,622
Purchased Options(a)	—	12,717,490	—	12,717,490
Short-Term Investments	—	164,566,657	—	164,566,657

Total	$8,228,596,622	$177,284,147	$—	$8,405,880,769

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(242,778,895)	$—	$(242,778,895)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the year ended December 31, 2013, written index call options and purchased index put options were used in accordance with this objective.

29  |

Notes to Financial Statements (continued)

December 31, 2013

The following is a summary of derivative instruments for the Fund as of December 31, 2013, as reflected in the Statement of Assets and Liabilities:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$12,717,490

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(242,778,895)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for the Fund during the year ended December 31, 2013, as reflected in the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(291,036,553)	$(1,008,984,683)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$11,477,189	$(107,085,599)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the year ended December 31, 2013:

Gateway Fund*	Call Options Written	Put Options Purchased
Average Notional Amount Outstanding	99.09%	99.09%
Highest Notional Amount Outstanding	99.37%	99.37%
Lowest Notional Amount Outstanding	98.84%	98.84%
Notional Amount Outstanding as of December 31, 2013	99.21%	99.21%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

Notional amounts outstanding at the end of the prior period are included in the averages above.

|  30

Notes to Financial Statements (continued)

December 31, 2013

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at December 31, 2012	47,818	$166,976,924
Options written	443,386	1,358,553,142
Options terminated in closing purchase transactions	(447,038)	(1,402,417,461)

Outstanding at December 31, 2013	44,166	$123,112,605

5.  Purchases and Sales of Securities.  For the year ended December 31, 2013, purchases and sales of securities (excluding short-term investments) were $772,972,312 and $1,295,736,002, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

Gateway Advisers has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2014 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the year ended December 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

31  |

Notes to Financial Statements (continued)

December 31, 2013

For the year ended December 31, 2013, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$48,975,670	$6,064,970	$42,910,700	0.63%	0.55%

[1]	Management fee waiver is subject to possible recovery until December 31, 2014.

For the year ended December 31, 2013, Class A expenses have been reimbursed in the amount of $217,986. This expense reimbursement is subject to possible recovery until December 31, 2014.

No expenses were recovered during the year ended December 31, 2013 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the year ended December 31, 2013, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$5,449,668	$764,755	$2,294,267

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Notes to Financial Statements (continued)

December 31, 2013

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the year ended December 31, 2013, the administrative fees for the Fund were $3,419,322.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers.

For the year ended December 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $3,757,207. As of December 31, 2013, the Fund owes NGAM Distribution $47,644 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Asset and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the year ended December 31, 2013 amounted to $913,090.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors,

33  |

Notes to Financial Statements (continued)

December 31, 2013

NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2014, the Chairperson of the Board will receive a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) will receive, in the aggregate, a retainer fee at the annual rate of $130,000. All other Trustee fees will remain unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar

|  34

Notes to Financial Statements (continued)

December 31, 2013

quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended December 31, 2013, the Fund had no borrowings under these agreements.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations.

For the year ended December 31, 2013, amounts rebated under these agreements amounted to $56,669.

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	27,858,414	$784,790,330	24,680,209	$668,289,665
Issued in connection with the reinvestment of distributions	965,318	27,172,321	1,242,472	33,658,784
Redeemed	(23,892,620)	(671,585,130)	(33,380,977)	(902,876,950)

Net change	4,931,112	$140,377,521	(7,458,296)	$(200,928,501)

Class C
Issued from the sale of shares	3,073,627	$86,257,801	2,955,609	$79,652,717
Issued in connection with the reinvestment of distributions	48,238	1,350,393	70,936	1,916,281
Redeemed	(2,250,359)	(63,049,772)	(2,248,403)	(60,561,409)

Net change	871,506	$24,558,422	778,142	$21,007,589

Class Y
Issued from the sale of shares	106,863,222	$3,001,779,476	99,173,102	$2,691,432,956
Issued in connection with the reinvestment of distributions	1,590,108	44,775,042	1,433,054	38,841,346
Redeemed	(89,656,148)	(2,522,391,609)	(39,439,629)	(1,068,674,622)

Net change	18,797,182	$524,162,909	61,166,527	$1,661,599,680

Increase (decrease) from capital share transactions	24,599,800	$689,098,852	54,486,373	$1,481,678,768

35  |

Notes to Financial Statements (continued)

December 31, 2013

10.  Potential Loss Contingency.  The Fund has been named as a defendant, along with other financial institutions and individuals, in an action brought by a trustee appointed under a bankruptcy plan seeking to recover as fraudulent transfers amounts the Fund, and others, received in connection with a merger involving a company formerly held in the Fund’s portfolio of investments. The Fund received $9,525,600 in connection with the merger. The Fund also is potentially an unnamed member of a putative defendant class in a separate action brought by a different trustee appointed under the same bankruptcy plan seeking to recover the same alleged fraudulent transfers. It is reasonably possible that an outcome unfavorable to the Fund could result from either or both of these cases; however, a reasonable estimate of the amount of potential loss to the Fund cannot be made at this time.

|  36

Report of Independent Registered Public

Accounting Firm

To the Trustees of Gateway Trust and Shareholders of Gateway Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gateway Fund, a series of Gateway Trust (the “Fund”), at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2014

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2013 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended December 31, 2013, 100% of the ordinary income dividends paid by the Gateway Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Corporate Dividends Received Deduction.  For the fiscal year ended December 31, 2013, 100% of dividends distributed by the Gateway Fund qualify for the dividends received deduction for corporate shareholders.

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Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Gateway Trust (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Daniel M. Cain (1945)	Trustee Since 2007 Chairman of the Contract Review and Governance Committee	Chairman of Cain Brothers & Company, Incorporated (investment banking)	42 Director, Sheridan Healthcare Inc. (physician practice management)	Significant experience on the Board and on the board of other business organizations (including at a health care organization); experience in the financial industry (including roles as chairman and former chief executive officer of an investment banking firm)

Kenneth A. Drucker (1945)	Trustee Since 2008 Chairman of the Audit Committee	Retired	42 None	Significant experience on the Board and on the board of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Edmond J. English (1953)	Trustee Since 2013 Contract Review and Governance Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	42 Formerly, Director, BJ’s Wholesale Club (retail); formerly, Director, Citizens Financial Group (bank)	Significant experience on the board of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

Wendell J. Knox (1948)	Trustee Since 2009 Audit Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	42 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the board of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee Since 2012 Contract Review and Governance Committee Member	Chancellor and faculty member, University of Massachusetts Lowell	42 None	Experience on the Board and on the board of other business organizations; experience as Chancellor of the University of Massachusetts Lowell; government experience (including as a member of the U.S. House of Representatives); academic experience

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee Since 2007 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting)	42 Director, Verizon Communications (telecommunications company); Director, AES Corporation (international power company); formerly, Director, Rohm and Haas Company (specialty chemicals)	Significant experience on the Board and on the board of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Erik R. Sirri (1958)	Trustee Since 2009 Audit Committee Member	Professor of Finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	42 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee Since 2009 Audit Committee Member	Retired	42 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee Since 2007 Contract Review and Governance Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	42 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Robert J. Blanding[3] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2007	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	42 None	Significant experience on the Board; continuing service as President, Chairman, and Chief Executive Officer of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee Since 2011 President and Chief Executive Officer	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	42 None	Experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

John T. Hailer[5] (1960)	Trustee Since 2007	President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.	42 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.

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Trustee and Officer Information

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series (collectively, the “Fund Complex”).

[3]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. and Director of Loomis Sayles Investment Asia Pte., Ltd.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[5]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

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Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Kenneth A. Drucker, Mr. Wendell J. Knox, Mr. Erik R. Sirri and Mr. Peter J. Smail are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/12- 12/31/12	1/1/13- 12/31/13	1/1/12- 12/31/12	1/1/13- 12/31/13	1/1/12- 12/31/12	1/1/13- 12/31/13	1/1/12- 12/31/12	1/1/13- 12/31/13
Gateway Trust	$57,044	$57,900	$990	$1,104	$8,240	$8,364	$—	$—

1.	Audit-related fees consist of:

2012 & 2013 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2012 & 2013 – review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2012 and 2013 were $9,230 and $9,468, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway Investment Advisers, LLC and entities controlling, controlled by or under common control with Gateway Investment Advisers, LLC (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/12- 12/31/12	1/1/13- 12/31/13	1/1/12- 12/31/12	1/1/13- 12/31/13	1/1/12- 12/31/12	1/1/13- 12/31/13
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway Investment Advisers, LLC and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/12- 12/31/12	1/1/13- 12/31/13
Control Affiliates	$32,000	$2,000

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).
(a)	(2)

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to

Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to
		Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2014

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 24, 2014